Short-term Investments (Tables)	12 Months Ended
Aug. 31, 2018
Short-term Investments
Schedule of short-term investments

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
Commercial banks deposits	139,061	511,030	74,821
Available-for-sale securities	274,822	304,824	44,630
	413,883	815,854	119,451